Note 24 - Employee Benefits - Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	R$ 2,648.2	R$ 2,279.3
Administrative costs	5.2	4.1	R$ 3.8
Expected return, excluding interest income	334.7	530.1
Curtailments, settlements and other	(42.6)	(3.3)	(7.3)
Balance	3,510.3	2,648.2	2,279.3
Plan assets [member]
Statement Line Items [Line Items]
Balance	4,582.4	4,059.6	4,006.2
Interest income	245.2	257.5	267.8
Administrative costs	(5.2)	(4.1)	(3.8)
Expected return, excluding interest income	89.4	272.6	(168.8)
Contributions by employer	306.8	226.8	213.3
Contributions by plan participants	6.3	4.5	4.7
Exchange differences	812.1	221.1	170.6
Transfers	20.0
Curtailments, settlements and other	(1.8)	(0.9)	(8.0)
Benefits paid, excluding administrative costs	(521.9)	(454.7)	(422.4)
Balance	R$ 5,533.3	R$ 4,582.4	R$ 4,059.6